COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 11 - COMMITMENTS AND CONTINGENCIES

New Businesses and New Market Risk

The Company has shifted its focus to the UK and other non-PRC markets. In August 2022, the Company purchased Fernie Castle, a property located in Scotland, with plans to remodel it into a multi-functional cultural venue featuring a fine dining restaurant, hotel, wedding event spaces, and gardens. In December 2022, the Company acquired a second property in Torquay, England (the “Robin Hill Property”), with plans to remodel and operate it as a hotel with restaurant facilities. Fernie Castle is currently under renovation, while the Robin Hill Property is open to the public.

To achieve these goals, the Company needs to secure experts and skilled workers from the local UK market and obtain long-term financial support. However, there is no guarantee that these new ventures will be profitable in the short to medium term, nor that the Company will have sustainable financial resources to support long-term operations. Additionally, the continuous increase in energy costs, labor shortages in the UK, and the ongoing war in Ukraine and Iran are expected to have negative impacts on the Company’s operations in the UK.

In addition, the Company is currently executing a strategic transformation to shift its business focus toward developing and monetizing a global cultural IP ecosystem. This new strategy integrates content creation and cultural tourism by converting Scotland’s Fernie Castle into an immersive Animation Art Museum. The success of the cultural IP ecosystem depends fundamentally on the Company’s ability to create and monetize original content rooted in Eastern culture that achieves significant commercial success and resonates with global audiences. However, there is no guarantee that the Company will successfully develop, commercialize, or profit from this strategy.

Legal Proceeding

Except for the following disclosure, the Company is currently not a party to any litigation of which, if determined adversely to the Company, would individually or in the aggregate be reasonably expected to have a material adverse effect on the Company’s business, operating results, cash flows or financial condition.

The Group will file a civil complaint in local district court if there is a dispute on accounts receivable with customers. Historically, the Group has won the civil complaint and received the amounts awarded by court.

The Company initiated legal proceedings against Chengdu TEDA New City in the People’s Court of Dujiangyan City, Sichuan Province, on January 9, 2023, for breach of contract and unpaid service fees totaling approximately $261,000 (RMB 1,872,419). On March 28, 2023, the court ruled in favor of the Company, ordering Chengdu TEDA to pay the full claimed amount within 10 days. The Company received a partial payment of $126,000 (RMB 907,662) on September 1, 2023. As of December 31, 2024, the remaining balance from this vendor was still outstanding. Given the deterioration of the real estate market in China, management has determined that the Company is unlikely to recover the remaining balance. Consequently, a 100% CECL rate has been applied.

Service Agreement

On January 30, 2024, MDJM, through its subsidiary FCC, entered into a service agreement with a third-party consultant, who is a scholar (“Scholar”). Under the terms of the agreement, the Scholar will utilize his cultural and academic expertise to provide professional advisory services for the Company’s Ancient Eastern Garden project at the Fernie Castle. As compensation, the Company will issue its ordinary shares to the Scholar in the following stages: (i) 27 shares (representing 0.2% of MDJM’s equity based on a total of 13,344 shares outstanding at December 31, 2023) upon signing the agreement; (ii) 27 shares upon completion of the design, planning, and construction report for the Ancient Eastern Garden project at Fernie Castle, and commencement of construction; (iii) 27 shares within one year following the second issuance of shares; and (iv) 27 shares upon completion of the overall development of the Fernie Castle project and the official operation of the hotel and Eastern Garden. This agreement is intended to be long-term. If the Company wishes to terminate the agreement, it must provide the Scholar with a three-month notice. On May 14, 2024, the Company issued 27 shares to the Scholar as the agreed-upon first-stage compensation.

On August 5, 2024, MDJM, through its subsidiary FCC, entered into a service agreement with a second scholar (“Scholar II”), who will also act as third-party consultant to the Company. Under the terms of the agreement, Scholar II will also utilize his cultural and academic expertise to provide professional advisory services for the Company’s Ancient Eastern Garden project at the Fernie Castle. As compensation, the Company will issue its ordinary shares to Scholar II in the following stages: (i) 27 shares (representing 0.2% of MDJM’s equity based on a total of 13,344 shares outstanding at December 31, 2023) upon signing the agreement; (ii) 27 shares upon completion of the design, planning, and construction report for the Ancient Eastern Garden project at Fernie Castle, and commencement of construction; (iii) 27 shares within one year following the second issuance of shares; and (iv) 27 shares upon completion of the overall development of the Fernie Castle project and the official operation of the hotel and Eastern Garden. This agreement is intended to be long-term. If the Company wishes to terminate the agreement, it must provide Scholar II with a three-month notice. On August 26, 2024, the Company issued 27 shares to Scholar II as the agreed-upon first-stage compensation.

On July 15, 2025, the Company entered into an Architectural Design Service Agreement with KENGO KUMA & ASSOCIATES, INC. for the Fernie Castle Oriental Landscape Project in Scotland. Under the agreement, the architect will provide concept design services for the renovation of the castle, as well as for the landscape, garden, museum, and lodging components. The total fixed design fee is approximately $370,000 (JPY58,000,000), payable in installments of 20% upon execution of the agreement, 30% upon midterm presentation, and 50% upon completion of the concept design phase. Reimbursable expenses, including travel costs, are payable separately. The agreement has an 18‑month term and is governed by the laws of Scotland. As of December 31, 2025, the Company had paid approximately $74,000 (JPY11,600,000) upon signing the agreement.

Pursuant to a script development agreement dated August 1, 2025 with Isabel Herguera García and Gianmarco Serra (the “Screenwriters”), the Company engaged the Screenwriters to develop and deliver the script and related materials for an animated short film currently titled “Journey to the West.” The total contractual remuneration was approximately $13,000 (10,000 Euros), payable 50% upon execution of the agreement and 50% upon final delivery and acceptance of the script. Upon delivery and acceptance, the Screenwriters exclusively assign to the Company all worldwide, perpetual, and transferable economic rights in the script and related creative elements, while retaining moral rights in accordance with applicable law. The agreement is governed by the laws of England and Wales and provides for exclusive jurisdiction in London, England. As of December 31, 2025, the Company had paid the full contractual amount.

On November 10, 2025, the Company entered into an International Production Service Agreement with ABANO PRODUCIÓNS S.L. for the animated short film Journey to the West. Under the agreement, the service provider will perform scriptwriting, graphic development, animation production, dubbing, soundtrack creation, and related technical services. The Company agreed to pay fixed fees of approximately $13,000 (10,000 Euros, excluding VAT) for scriptwriting and approximately $4,000 (3,000 Euros, excluding VAT) for graphic style development. The overall production budget is currently estimated to range from approximately $282,000 to $417,000 (210,000 to 310,000 Euros). The service provider is required to perform its services in accordance with an agreed‑upon budget and production schedule, and any budget overruns require prior written approval from the Company. All intellectual property rights in the resulting work product will be exclusively owned by the Company. The agreement is governed by the laws of England and Wales.

On November 20, 2025, the Company entered into a development and co-production agreement with H5 S.A.R.L. for an animated short film project. Under the agreement, the Company committed to fund development costs of approximately $34,000 (25,000 Euros, excluding VAT), payable in installments upon achievement of specified development milestones. Following completion of development and mutual approval to proceed to production, the Company will provide production financing, with an estimated budget ranging from approximately $336,000 to $403,000 (250,000 to 300,000 Euros). Net revenue from exploitation of the film will be shared 70% to the Company and 30% to H5, while derivative revenue will be shared 85% to the Company and 15% to H5. The agreement has a term of 10 years from the first public screening and is governed by French law. As of December 31, 2025, the Company had paid approximately $17,000 (12,500 Euros) toward development costs.